Subsequent Events (Details) - Nov. 01, 2024 - Subsequent Event [Member] $ in Millions	USD ($) shares	₪ / shares shares
Subsequent Events [Line Items]
Aggregate shares issued	4,293,957
Ordinary shares, par value (in New Shekels per share) | ₪ / shares		₪ 0.000216
Net proceeds from offering cost (in Dollars) | $	$ 14.1
Gross proceeds (in Dollars) | $	$ 34.4
Prefunded Warrants [Member]
Subsequent Events [Line Items]
Purchase of warrants		3,956,043
Purchase of each warrant		1
Tranche A Warrants [Member]
Subsequent Events [Line Items]
Purchase of warrants		8,250,000
Purchase of each warrant		1
Tranche B Warrants [Member]
Subsequent Events [Line Items]
Purchase of warrants		8,250,000
Purchase of each warrant		1
Common Stock [Member] | Tranche B Warrants [Member]
Subsequent Events [Line Items]
Purchase of each warrant		1